Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE

Pay versus Performance Table

The table below provides information about total compensation and compensation paid to our Chief Executive Officer, also known as Principal Executive Officer (PEO), during the fiscal years ended December 31, 2025, 2024, and 2023. Total compensation and compensation actually paid is provided, as an average, for other named executive officers (NEOs). The Company qualifies as a Smaller Reporting Company under SEC rules.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Fixed $100 Investment Based on Total Shareholder Return	Net Income (dollars in thousands)	Earnings per Share
2025	$467,522	$467,522	$363,026	$363,026	$146	$13,363	$5.07
2024	399,278	399,278	322,689	322,689	106	10,012	3.76
2023	435,673	435,673	314,831	314,831	101	14,756	5.51

(1)
During the fiscal years ending December 31, 2025, 2024, and 2023, Mr. Steiner was the Chief Executive Officer of CSB (PEO); Paula J. Meiler and Brett A. Gallion were the non-PEO named executive officers.
(2)
The Company has no equity awards, pension plans, or other defined benefit programs that result in a recalculation of the compensation disclosed under the Summary Compensation Table (column 1).

Named Executive Officers, Footnote
(1)
During the fiscal years ending December 31, 2025, 2024, and 2023, Mr. Steiner was the Chief Executive Officer of CSB (PEO); Paula J. Meiler and Brett A. Gallion were the non-PEO named executive officers.

PEO Total Compensation Amount	$ 467,522	$ 399,278	$ 435,673
PEO Actually Paid Compensation Amount	467,522	399,278	435,673
Non-PEO NEO Average Total Compensation Amount	363,026	322,689	314,831
Non-PEO NEO Average Compensation Actually Paid Amount	363,026	322,689	314,831
Total Shareholder Return Amount	146	106	101
Net Income (Loss)	$ 13,363,000	$ 10,012,000	$ 14,756,000
PEO Name	Mr. Steiner	Mr. Steiner	Mr. Steiner